Federated Prime Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER POIXX)
SERVICE SHARES (TICKER PRSXX)
CAPITAL SHARES (TICKER POPXX)
TRUST SHARES (TICKER POLXX)

SUPPLEMENT TO CURRENT PROSPECTUSES
“Beginning on June 18, 2014, the Fund will offer Automated Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Automated Shares.”
June 17, 2014
Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452214 (6/14)
Federated Treasury Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER TOIXX)
SERVICE SHARES (TICKER TOSXX)
CAPITAL SHARES (TICKER TOCXX)
TRUST SHARES (TICKER TOTXX)

SUPPLEMENT TO CURRENT PROSPECTUSES
“Beginning on June 18, 2014, the Fund will offer Automated Shares by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Automated Shares.”
June 17, 2014
Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452213 (6/14)